SHARE CAPITAL (Tables)	12 Months Ended
May 31, 2026
Disclosure of classes of share capital [abstract]
Disclosure of Detailed Information About Stock Options Outstanding [Table Text Block]
Number of Options	Weighted Average Exercise Price	Weighted Average Life (years)	Expiry Date
581,715	$2.1125	4.91	April 30, 2031
282,463	$2.3400	5.72	February 20, 2032
116,000	$2.2750	6.05	June 20, 2032
451,585	$3.2500	1.58	December 29, 2027
172,386	$3.5425	2.28	September 11, 2028
57,731	$3.5425	2.49	November 29, 2028
704,244	$6.5000	3.18	August 6, 2029 *
243,000	$9.0000	3.62	January 15, 2030
738,500	$13.500	4.09	July 3, 2030 **
3,347,624	$6.3242	3.75

Disclosure of Detailed Information About Incentive Stock Options [Table Text Block]
	May 31, 2026		May 31, 2025
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding beginning of year	3,323,223	$4.0988	2,454,940	$2.7107
Granted	743,500	13.5000	1,136,169	7.1821
Exercised	(707,175)	3.3587	(206,378)	4.0335
Cancelled	(11,924)	9.4353	(61,508)	5.8689
Outstanding, end of year	3,347,624	$6.3242	3,323,223	$4.0988
Exercisable, end of year	2,733,263	$5.1003	2,569,926	$3.2297
Weighted average life (years)	3.75		4.58

Disclosure of Detailed Information About Fair Value of Stock Options Granted [Table Text Block]
	May 31, 2026	May 31, 2025
Risk-free interest rate	2.92%	from 3.02% to 3.14%
Expected life	5 years	from 1 to 5 years
Expected volatility	66.38%	from 54.41% to 64.16%
Dividend rate	Nil	Nil

Disclosure of Detailed Information About Share Purchase Warrants Issued [Table Text Block]
Description	Expiry Date	Outstanding at May 31, 2026	Exercise price	Term (years)
June 2024 Share Warrants *	June 17, 2026	71,057	$5.200	2
June 2024 Finder Warrants *	June 17, 2026	13,462	$5.200	2
November 2024 Share Warrants	November 7, 2029	1,684	US$4.675	5
June 2025 Share Warrants	June 10, 2028	444,434	US$10.130	3
December 2025 Share Warrants	December 21, 2028	869,565	US$16.000	3
December 2025 Share Warrants	December 21, 2028	52,172	US$14.375	3
January 2026 Share Warrants	January 29, 2029	130,434	US$16.000	3
January 2026 Share Warrants	January 29, 2029	7,826	US$14.375	3
Total outstanding and exercisable		1,590,634
Weighted average exercise price and remaining term (in years)			$18.8159	2.29

Disclosure of Detailed Information About Number of Share Purchase Warrants [Table Text Block]
Total
Outstanding and exercisable, May 31, 2024	1,625,187
Issued	493,076
Cancelled/Expired/Exercised	(1,719,409)
Outstanding and exercisable, May 31, 2025	398,854
Issued	1,605,021
Cancelled/Expired/Exercised	(413,241)
Outstanding and exercisable, May 31, 2026	1,590,634

Disclosure of Detailed Information About Fair Value of Share Purchase Warrants Issued [Table Text Block]
	May 31, 2026	May 31, 2025
Risk-free interest rate	from 2.91%	from 2.84% to 3.85%
Expected life	3 years	from 2 to 5 years
Expected volatility	67.91%	from 50.35% to 64.63%
Dividend rate	Nil	Nil